Investments - Summary of Analysis of Changes in Carrying Value of Investments in Joint Ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Analysis Of Changes In The Carrying Value Of Investments In Joint Ventures [Abstract]
At start of year	£ 118	£ 104
Share of results of joint ventures	15	41
Dividends received from joint ventures	(31)	(34)	£ (30)
Additions		24
Disposals		(11)
Exchange translation differences	1	(6)
At end of year	£ 103	£ 118	£ 104